Document and Entity Information	Jan. 30, 2020
Cover [Abstract]
Entity Registrant Name	DECKERS OUTDOOR CORP
Amendment Flag	false
Entity Central Index Key	0000910521
Document Type	8-K
Document Period End Date	Jan. 30, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-36436
Entity Tax Identification Number	95-3015862
Entity Address, Address Line One	250 Coromar Drive
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	(805)
Local Phone Number	967-7611
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	DECK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false